SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	March 31, 2019 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (95.78%)
COMMUNICATION SERVICES – (14.58%)
Media & Entertainment – (14.58%)
Alphabet Inc., Class A *	52,044	$61,250,063
Alphabet Inc., Class C *	90,170	105,797,363
ASAC II L.P. *(a)(b)	1,174,606	1,198,450
Facebook, Inc., Class A *	496,748	82,802,924
GCI Liberty, Inc., Class A *	62,966	3,501,539
Liberty Global plc, Series C *	533,640	12,919,424
Liberty Latin America Ltd., Class C *	133,639	2,599,279
Liberty TripAdvisor Holdings, Inc., Series A *	58,253	826,610
	Total Communication Services	270,895,652
CONSUMER DISCRETIONARY – (15.63%)
Automobiles & Components – (0.62%)
Adient plc *	882,475	11,436,876
Consumer Durables & Apparel – (0.47%)
Hunter Douglas N.V. (Netherlands)	130,730	8,769,456
Consumer Services – (3.44%)
New Oriental Education & Technology Group, Inc., ADR (China)*	710,270	63,988,224
Retailing – (11.10%)
Alibaba Group Holding Ltd., ADR (China)*	275,197	50,209,693
Amazon.com, Inc. *	58,726	104,576,324
Booking Holdings Inc. *	8,497	14,826,500
Liberty Expedia Holdings, Inc., Series A *	42,810	1,832,268
Naspers Ltd. - N (South Africa)	137,000	31,638,443
Qurate Retail, Inc., Series A *	205,625	3,285,888
		206,369,116
	Total Consumer Discretionary	290,563,672
ENERGY – (6.24%)
Apache Corp.	2,126,477	73,703,693
Encana Corp. (Canada)	3,150,043	22,806,311
Magnolia Oil & Gas Corp., Class A *	1,617,443	19,409,316
	Total Energy	115,919,320
FINANCIALS – (35.66%)
Banks – (13.97%)
Danske Bank A/S (Denmark)	1,054,000	18,497,341
DBS Group Holdings Ltd. (Singapore)	1,604,200	29,864,576
JPMorgan Chase & Co.	741,436	75,055,566
U.S. Bancorp	620,770	29,914,906
Wells Fargo & Co.	2,199,620	106,285,638
		259,618,027
Diversified Financials – (19.06%)
Capital Markets – (4.52%)
Bank of New York Mellon Corp.	1,667,575	84,095,807
Consumer Finance – (8.42%)
American Express Co.	628,988	68,748,389
Capital One Financial Corp.	1,073,525	87,696,257
		156,444,646

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (6.12%)
Berkshire Hathaway Inc., Class A *	378	$113,859,270
		354,399,723
Insurance – (2.63%)
Multi-line Insurance – (0.93%)
Loews Corp.	359,634	17,237,258
Property & Casualty Insurance – (1.70%)
Chubb Ltd.	170,801	23,925,804
Markel Corp. *	7,788	7,758,717
		31,684,521
		48,921,779
	Total Financials	662,939,529
HEALTH CARE – (2.37%)
Health Care Equipment & Services – (2.37%)
CVS Health Corp.	356,783	19,241,307
Quest Diagnostics Inc.	275,310	24,755,875
	Total Health Care	43,997,182
INDUSTRIALS – (11.01%)
Capital Goods – (11.01%)
Ferguson PLC (United Kingdom)	618,123	39,319,818
General Electric Co.	1,917,560	19,156,424
Johnson Controls International plc	1,291,152	47,695,155
Orascom Construction PLC (United Arab Emirates)	531,167	3,452,586
United Technologies Corp.	727,190	93,727,519
Wabtec Corp.	18,992	1,400,090
	Total Industrials	204,751,592
INFORMATION TECHNOLOGY – (8.62%)
Semiconductors & Semiconductor Equipment – (6.49%)
Applied Materials, Inc.	1,805,770	71,616,838
Texas Instruments Inc.	463,193	49,130,882
		120,747,720
Software & Services – (2.13%)
Microsoft Corp.	221,030	26,068,278
Oracle Corp.	251,305	13,497,592
		39,565,870
	Total Information Technology	160,313,590
MATERIALS – (1.67%)
LafargeHolcim Ltd. (Switzerland)	628,919	31,055,673
	Total Materials	31,055,673
TOTAL COMMON STOCK – (Identified cost $1,212,213,349)		1,780,436,210

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2019 (Unaudited)

		Shares/Principal	Value
PREFERRED STOCK – (3.40%)
INDUSTRIALS – (3.40%)
Transportation – (3.40%)
	Didi Chuxing Joint Co., Series A (China)*(a)(b)	1,161,716	$54,149,209
	Didi Chuxing Joint Co., Series B (China)*(a)(b)	195,204	9,098,732
		Total Industrials	63,247,941
	TOTAL PREFERRED STOCK – (Identified cost $42,180,623)		63,247,941
SHORT-TERM INVESTMENTS – (0.88%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.70%, 04/01/19, dated 03/29/19, repurchase value of $6,405,441 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-10.00%, 04/20/19-12/20/68, total market value $6,532,080)	$6,404,000	6,404,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.50%, 04/01/19, dated 03/29/19, repurchase value of $973,203 (collateralized by: U.S. Government agency obligation in a pooled cash account, 2.875%, 11/30/23, total market value $992,460)	973,000	973,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.65%, 04/01/19, dated 03/29/19, repurchase value of $3,842,848 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-7.00%, 01/01/31-01/01/48, total market value $3,918,840)	3,842,000	3,842,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.50%, 04/01/19, dated 03/29/19, repurchase value of $5,124,067 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.60%-4.00%, 07/01/24-09/01/47, total market value $5,225,460)	5,123,000	5,123,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $16,342,000)		16,342,000
	Total Investments – (100.06%) – (Identified cost $1,270,735,972)		1,860,026,151
	Liabilities Less Other Assets – (0.06%)		(1,040,825)
		Net Assets – (100.00%)	$1,858,985,326

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $64,446,391 or 3.47% of the Fund's net assets as of March 31, 2019.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 7 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	March 31, 2019 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (89.26%)
COMMUNICATION SERVICES – (3.95%)
Media & Entertainment – (3.95%)
58.com Inc., Class A, ADR (China)*	1,566	$102,855
Baidu, Inc., Class A, ADR (China)*	2,627	433,061
Fang Holdings Ltd., Class A, ADR (China)*	203,511	274,740
iQIYI, Inc., Class A, ADR (China)*	66,140	1,582,069
MultiChoice Group Ltd. (South Africa)*	22,334	186,829
Naspers Ltd. - N (South Africa)	22,334	5,157,759
	Total Communication Services	2,579,554
CONSUMER DISCRETIONARY – (33.78%)
Consumer Durables & Apparel – (1.51%)
Hunter Douglas N.V. (Netherlands)	14,692	985,549
Consumer Services – (8.56%)
New Oriental Education & Technology Group, Inc., ADR (China)*	53,966	4,861,797
Tarena International, Inc., Class A, ADR (China)	134,100	728,163
		5,589,960
Retailing – (23.71%)
Alibaba Group Holding Ltd., ADR (China)*	26,810	4,891,485
Ctrip.com International, Ltd., ADR (China)*	22,247	971,971
JD.com, Inc., Class A, ADR (China)*	112,355	3,387,503
Meituan Dianping, Class B (China) *(a)	167,387	1,071,604
Naspers Ltd. - N (South Africa)	22,334	5,157,759
		15,480,322
	Total Consumer Discretionary	22,055,831
ENERGY – (3.50%)
Encana Corp. (Canada)	190,375	1,378,315
Seven Generations Energy Ltd., Class A (Canada)*	125,970	909,650
	Total Energy	2,287,965
FINANCIALS – (21.09%)
Banks – (11.60%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	60,570	2,173,252
Danske Bank A/S (Denmark)	58,340	1,023,847
DBS Group Holdings Ltd. (Singapore)	140,770	2,620,643
DNB ASA (Norway)	95,600	1,760,159
		7,577,901
Diversified Financials – (4.90%)
Capital Markets – (3.64%)
Futu Holdings Ltd., Class A, ADR (China)*	3,490	64,635
Julius Baer Group Ltd. (Switzerland)	21,980	888,029
Noah Holdings Ltd., ADS (China)*	29,384	1,423,949
		2,376,613
Consumer Finance – (1.26%)
Yirendai Ltd., ADR (China)	60,690	822,956
		3,199,569
Insurance – (4.59%)
Multi-line Insurance – (4.59%)
Sul America S.A. (Brazil)	393,337	2,993,715
	Total Financials	13,771,185
INDUSTRIALS – (16.77%)
Capital Goods – (11.72%)
Brenntag AG (Germany)	12,244	630,423

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	March 31, 2019 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Ferguson PLC (United Kingdom)	50,942	$3,240,504
Safran S.A. (France)	11,581	1,588,149
Schneider Electric SE (France)	27,974	2,194,706
		7,653,782
Transportation – (5.05%)
Azul S.A., ADR (Brazil)*	15,000	438,150
InterGlobe Aviation Ltd. (India)	138,967	2,862,991
		3,301,141
	Total Industrials	10,954,923
INFORMATION TECHNOLOGY – (7.11%)
Technology Hardware & Equipment – (7.11%)
Hollysys Automation Technologies Ltd. (China)	221,800	4,644,492
	Total Information Technology	4,644,492
MATERIALS – (3.06%)
LafargeHolcim Ltd. (Switzerland)	40,463	1,998,040
	Total Materials	1,998,040
TOTAL COMMON STOCK – (Identified cost $50,957,372)		58,291,990
PREFERRED STOCK – (9.63%)
INDUSTRIALS – (9.63%)
Transportation – (9.63%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	106,435	4,961,084
Grab Holdings Inc., Series G (Singapore)*(a)(b)	214,779	1,323,662
	Total Industrials	6,284,746
TOTAL PREFERRED STOCK – (Identified cost $4,143,934)		6,284,746
SHORT-TERM INVESTMENTS – (1.13%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.70%, 04/01/19, dated 03/29/19, repurchase value of $290,065 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-10.00%, 04/20/19-12/20/68, total market value $295,800)	$290,000	290,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.50%, 04/01/19, dated 03/29/19, repurchase value of $44,009 (collateralized by: U.S. Government agency obligation in a pooled cash account, 2.875%, 11/30/23, total market value $44,880)	44,000	44,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.65%, 04/01/19, dated 03/29/19, repurchase value of $174,038 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.00%, 12/01/30-03/01/48, total market value $177,480)	174,000	174,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.50%, 04/01/19, dated 03/29/19, repurchase value of $232,048 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.00%, 11/01/25-12/01/48, total market value $236,640)	232,000	232,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $740,000)		740,000

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	March 31, 2019 (Unaudited)

	Total Investments – (100.02%) – (Identified cost $55,841,306)	$65,316,736
	Liabilities Less Other Assets – (0.02%)	(12,218)
	Net Assets – (100.00%)	$65,304,518

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $7,356,350 or 11.26% of the Fund's net assets as of March 31, 2019.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 7 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
March 31, 2019 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2019 (Unaudited)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of March 31, 2019 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Selected	Selected
	American Shares	International Fund
Valuation inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$269,697,202	$2,579,554
Consumer Discretionary	290,563,672	20,984,227
Energy	115,919,320	2,287,965
Financials	662,939,529	13,771,185
Health Care	43,997,182	–
Industrials	204,751,592	10,954,923
Information Technology	160,313,590	4,644,492
Materials	31,055,673	1,998,040
Total Level 1	1,779,237,760	57,220,386
Level 2 – Other Significant Observable Inputs:
Common Stock:
Consumer Discretionary	–	1,071,604
Short-term securities	16,342,000	740,000
Total Level 2	16,342,000	1,811,604
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	1,198,450	–
Preferred Stock:
Industrials	63,247,941	6,284,746
Total Level 3	64,446,391	6,284,746
Total Investments	$1,860,026,151	$65,316,736

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2019. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2019 was $201,669 and $11,857 for Selected American Shares and Selected International Fund, respectively. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance January 1, 2019	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance March 31, 2019
Selected American Shares
Investments in Securities:
Common Stock	$1,147,942	$–	$50,508	$–	$–	$1,198,450
Preferred Stock	63,096,780	–	151,161	–	–	63,247,941
Total Level 3	$64,244,722	$–	$201,669	$–	$–	$64,446,391
Selected International Fund
Investments in Securities:
Preferred Stock	$6,272,889	$–	$11,857	$–	$–	$6,284,746
Total Level 3	$6,272,889	$–	$11,857	$–	$–	$6,284,746

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2019 (Unaudited)

            Fair Value Measurements – (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable	Amount(s) or	Impact to Valuation from
	March 31, 2019	Technique	Input(s)	Range	an Increase in Input
Selected American Shares
Investments in Securities:
Common Stock	$1,198,450	Discounted Cash Flow	Annualized Yield	3.493%	Decrease

Preferred Stock	63,247,941	Market Approach	Volume-Weighted Transaction Price	$46.00-$48.39	Increase
Total Level 3	$64,446,391
Selected International Fund
Investments in Securities:
Preferred Stock	$4,961,084	Market Approach	Volume-Weighted Transaction Price	$46.00-$48.39	Increase

Preferred Stock	1,323,662	Market Approach	Transaction Price	$6.1629	Increase
Total Level 3	$6,284,746

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds’ investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At March 31, 2019, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Selected	Selected
	American Shares	International Fund
Cost	$1,277,652,761	$55,979,192
Unrealized appreciation	703,780,469	15,330,001
Unrealized depreciation	(121,407,079)	(5,992,457)
Net unrealized appreciation	$582,373,390	$9,337,544